PROPERTY AND EQUIPMENT, NET (Schedule of composition of property and equipment) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Cost	$ 100,462	$ 77,611
Less accumulated depreciation	50,025	41,748
Depreciated cost	50,437	35,863
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	53,011	41,101
Computers, peripheral equipment and electronic equipment
Property, Plant and Equipment [Line Items]
Cost	35,204	27,449
Internal use software [Member]
Property, Plant and Equipment [Line Items]
Cost	4,983	2,467
Office furniture and equipment
Property, Plant and Equipment [Line Items]
Cost	7,010	6,464
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost	$ 254	$ 130